Note 7 LtSCD by LMU (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LtSCD by LMU [Line Items]
Average LtSCD by LMU	95.00%	95.00%	108.00%
BBVA SA [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	98.00%	97.00%	108.00%
BBVA Mexico [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	93.00%	98.00%	116.00%
Garanti BBVA group [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	81.00%	95.00%	99.00%
Other LMU [Member]
LtSCD by LMU [Line Items]
Average LtSCD by LMU	93.00%	86.00%	103.00%